STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Limited Partner [Member]	General Partner [Member]	Total	Series Forty Seven [Member] Limited Partner [Member]	Series Forty Seven [Member] General Partner [Member]	Series Forty Seven [Member]	Series Forty Eight [Member] Limited Partner [Member]	Series Forty Eight [Member] General Partner [Member]	Series Forty Eight [Member]	Series Forty Nine [Member] Limited Partner [Member]	Series Forty Nine [Member] General Partner [Member]	Series Forty Nine [Member]
Partners' capital (deficit) at Mar. 31, 2010	$ 61,135,418	$ (108,637)	$ 61,026,781	$ 15,389,293	$ (38,331)	$ 15,350,962	$ 11,432,546	$ (22,236)	$ 11,410,310	$ 34,313,579	$ (48,070)	$ 34,265,509
Net loss	(11,502,868)	(28,829)	(11,531,697)	(3,253,366)	(8,154)	(3,261,520)	(2,614,649)	(6,553)	(2,621,202)	(5,634,853)	(14,122)	(5,648,975)
Partners' capital (deficit) at Mar. 31, 2011	49,632,550	(137,466)	49,495,084	12,135,927	(46,485)	12,089,442	8,817,897	(28,789)	8,789,108	28,678,726	(62,192)	28,616,534
Net loss	(10,759,502)	(26,966)	(10,786,468)	(3,040,008)	(7,619)	(3,047,627)	(2,104,998)	(5,276)	(2,110,274)	(5,614,496)	(14,071)	(5,628,567)
Partners' capital (deficit) at Mar. 31, 2012	$ 38,873,048	$ (164,432)	$ 38,708,616	$ 9,095,919	$ (54,104)	$ 9,041,815	$ 6,712,899	$ (34,065)	$ 6,678,834	$ 23,064,230	$ (76,263)	$ 22,987,967